Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Loss (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022 [1]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	14,951,799	15,102,501	12,181,019,000	13,501,229,000
Options To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	147,000	913,856
Unvested Restricted Stock Units And Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	1,371,950	177,275
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	12,314,114	3,112,165	12,181,019,000	2,367,607,000
Series A-1 Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents		2,839,957		2,839,957,000
Series A-2 Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents		3,415,923		3,415,923,000
Convertible Promissory Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	1,118,735	4,643,325		3,786,610,000
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents				913,856,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents				177,276,000

[1]	Retroactively restated for the reverse recapitalization in Note 3.